Segment Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($) item	Jun. 30, 2025 USD ($) segment item	Jun. 30, 2024 USD ($) item
Segment Information
Number of reportable segments | segment			1
Number of operating vessels | item	18	18	18	18
Revenues	$ 87,060	$ 74,420	$ 171,089	$ 151,052
Eni Trading and Shipping S.p.A.
Segment Information
Revenues	11,603		23,002
Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Segment Information
Revenues	9,317	11,174	18,143	23,019
Equinor ASA
Segment Information
Revenues	14,236	14,067	28,755	24,140
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.
Segment Information
Revenues	7,603	10,270	16,606	20,528
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Segment Information
Revenues	22,436	18,004	41,247	32,343
KNOT
Segment Information
Revenues		7,495	2,777	14,311
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies
Segment Information
Revenues	$ 9,588	$ 4,514	$ 19,077	$ 8,995
Revenues | Eni Trading and Shipping S.p.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	14.00%	0.00%	14.00%	0.00%
Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	11.00%	15.00%	11.00%	15.00%
Revenues | Equinor ASA | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	17.00%	19.00%	17.00%	16.00%
Revenues | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A. | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	9.00%	14.00%	10.00%	14.00%
Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	26.00%	24.00%	24.00%	22.00%
Revenues | KNOT | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration		10.00%	2.00%	10.00%
Revenues | Chartering and Shipping Service S.A., a subsidiary of TotalEnergies | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	11.00%	6.00%	11.00%	6.00%
Minimum | Revenues | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%	10.00%